SHARE-BASED COMPENSATION (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2013	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value		$ 5,810,756	$ 2,555,454	$ 341,003
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		$ 13,578,925
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		6 years 3 months 18 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options		$ 229,433,295
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years 10 months 24 days
Share-based Compensation, Total		$ 47,149,738	$ 36,115,200	$ 25,847,497
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		89,160	448,400	1,212,480
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 2,255,504	$ 1,706,215	$ 523,110
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		10 years	10 years	10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		1 year	3 years	3 years
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years
Equity Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			10 years	10 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 102.00	$ 34.13	$ 18.32
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		12 years
Equity Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years	4 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 40.05	$ 22.17	$ 16.10
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Amended and restated 2010 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Authorized as Percent of Issued and Outstanding Shares	5.00%
Share Based Compensation Arrangement by Share Based Payment Award Threshold Percentage of Shares Authorized	1.00%
Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 35,175,335	$ 29,686,316	$ 20,153,533
Non-vested shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Total		44,329,988	34,003,045	24,929,207
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Total		$ 2,819,750	$ 2,112,155	$ 918,290
Employees And Independent Directors [Member] | Non-vested shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		1,111,836	1,564,442	4,877,946